SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

11-01    GF     1000     5.7350       7.33	       Weeden & Co.
11-02   " "     1000     5.7600       7.32              " "
11-05   " "     1200     5.8383       7.39              " "
11-06   " "     1000     5.8250       7.34		  " "
11-07   " "     1100     5.8682       7.48              " "
11-08   " "     1000     5.9450       7.50              " "
11-09   " "     1200     5.8500       7.44              " "
11-12   " "     1000     5.8150       7.37              " "
11-13   " "      900     5.8500       7.45              " "
11-14   " "     1000     5.8800       7.45              " "
11-15   " "      900     5.9567       7.54              " "
11-16   " "     1000     6.0000       7.59              " "
11-19   " "     4500     6.0353       7.62              " "
11-20   " "     4000     6.0420       7.62              " "
11-21   " "     2500     6.0200       7.66              " "
11-26   " "     1000     6.1500       7.71              " "
11-27   " "      800     6.0500       7.66              " "
11-28   " "     1000     6.0050       7.52              " "
11-29   " "      800     6.0500       7.52              " "
11-30   " "     1000     6.0750       7.60              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/03/01